Condensed Consolidated Statements of Changes in Shareholder's Equity (Deficit) (Unaudited) (USD $) In Thousands	Predecessor	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Retained Deficit	Predecessor Accumulated Other Comprehensive Income (Loss)	Successor	Successor Common Stock	Successor Retained Deficit	Successor Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2010	$ 23,637	$ 29	$ 279,939	$ (214,856)	$ (41,475)
Recognition of stock based compensation expense	13,730		13,730
Exercise of stock options	1,077		1,077
Tax effect of exercise of stock options	2,661		2,661
Net income (loss)	(27,898)			(27,898)
Other comprehensive income, net of tax	743				743
Ending balance at Jan. 25, 2011	13,950	29	297,407	(242,754)	(40,732)
Beginning balance at Dec. 31, 2010		29				(1,259)		(1,259)
Equity contribution						320,000	320,000
Net income (loss)						(20,230)		(20,230)
Other comprehensive income, net of tax						1,241			1,241
Ending balance at Mar. 31, 2011						299,752	320,000	(21,489)	1,241
Beginning balance at Dec. 31, 2011						265,651	320,000	(19,870)	(34,479)
Net income (loss)						6,853		6,853
Other comprehensive income, net of tax						18,169			18,169
Ending balance at Mar. 31, 2012						$ 290,673	$ 320,000	$ (13,017)	$ (16,310)